FAIR VALUE OF FINANCIAL INSTRUMENTS - Other Financial Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Current	$ 5,483	$ 3,605
Non-current	12,247	8,863
Total	$ 17,730	$ 12,468